Dividends Payable (FY) (Details) - USD ($)							3 Months Ended	4 Months Ended	6 Months Ended
	May 06, 2019	Jan. 08, 2019	Dec. 12, 2018	Oct. 22, 2018	Oct. 18, 2018	May 30, 2018	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2018	Aug. 31, 2018	Aug. 31, 2017
Dividends Payable [Line Items]
Issued (in shares)		25,641	1,400,000		2,846,356			1,400,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)								$ 0.001	$ 0.001		$ 0.001
Issued	$ 15,675,790				$ 2,023,000		$ 150,000	$ 1,400	$ 4,668,000
Dividends Payable, Current										$ 20,280
Series B Preferred Stock [Member]
Dividends Payable [Line Items]
Issued (in shares)						803,969.73
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)						$ 0.99		$ 0.001	$ 0.001	$ 0.001	0.001
Issued						$ 795,930
Preferred Stock, Dividend Rate, Percentage						10.00%
Dividends Payable, Current				$ 31,619						$ 20,280
Series E Preferred Stock [Member]
Dividends Payable [Line Items]
Issued (in shares)				2,846,355.54
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)				$ 0.99				$ 0.001	$ 0.001	$ 0.001	$ 0.001
Issued				$ 2,022,766
Preferred Stock, Dividend Rate, Percentage				10.00%
Dividends Payable, Current								$ 53,501	$ 53,501